RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

NOTE 6. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency. As of September 30, 2017 and December 31, 2016, accrued restructuring and plant closing costs by type of cost and initiative consisted of the following:

		Other
	Workforce	restructuring
(Dollars in millions)	reductions(1)	costs	Total(2)
Accrued liabilities as of December 31, 2016	$21	$—	$21
2017 charges	34	8	42
2017 payments	(15)	(8)	(23)
Foreign currency effect on liability balance	1	—	1
Accrued liabilities as of September 30, 2017	$41	$—	$41
(1)	The total workforce reduction reserves of $41 million relate to the termination of 338 positions, of which zero positions had been terminated as of September 30, 2017.
(2)	Accrued liabilities remaining, for continuing operations, at September 30, 2017 and December 31, 2016 by year of initiatives were as follows:

	September 30,	December 31,
(Dollars in millions)	2017	2016
2015 initiatives and prior	$12	$21
2016 initiatives	—	—
2017 initiatives	29	—
Total	$41	$21

Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative:

	Titanium	Performance
(Dollars in millions)	Dioxide	Additives	Total
Accrued liabilities as of December 31, 2016	$12	$9	$21
2017 charges	33	9	42
2017 payments	(14)	(9)	(23)
Foreign currency effect on liability balance	1	—	1
Accrued liabilities as of September 30, 2017	$32	$9	$41

Current portion of restructuring reserves	$28	$9	$37
Long-term portion of restructuring reserve	4	—	4

Details with respect to cash and noncash restructuring charges and impairment of assets for the three and nine months ended September 30, 2017 and 2016 by initiative are provided below:

	Three months ended	Nine months ended
(Dollars in millions)	September 30, 2017	September 30, 2017
Cash charges	$16	$42
Impairment of assets	—	3
Other noncash charges	—	4
Total 2017 Restructuring, Impairment and Plant Closing Costs	$16	$49

	Three months ended	Nine months ended
(Dollars in millions)	September 30, 2016	September 30, 2016
Cash charges	$6	$22
Accelerated depreciation	1	8
Other noncash charges	—	1
Total 2016 Restructuring, Impairment and Plant Closing Costs	$7	$31

Restructuring Activities

In December 2014, we implemented a comprehensive restructuring program to improve the global competitiveness of our Titanium Dioxide and Performance Additives segments. As part of the program, we are reducing our workforce by approximately 900 positions. In connection with this restructuring program, we recorded restructuring expense of nil and $4 million for the three and nine months ended September 30, 2016, respectively.

In February 2015, we announced a plan to close the black end manufacturing operations and ancillary activities at our Calais, France site, which will reduce our TiO2 capacity by approximately 100 kilotons, or 11% of our European TiO2 capacity. In connection with this closure, we recorded restructuring expense of nil and $1 million in the three and nine months ended September 30, 2016, respectively. All expected charges have been incurred as of the end of 2016.

In July 2016, we announced plans to close our Umbogintwini, South Africa TiO2 manufacturing facility. As part of the program, we recorded restructuring expense of approximately $1 million and $3 million for the three and nine months ended September 30, 2017, respectively. We expect to incur additional charges of approximately $3 million through the end of the third quarter of 2018.

In March 2017, we announced a plan to close the white end finishing and packaging operation of our TiO2 manufacturing facility at our Calais, France site. The announced plan follows the 2015 closure of the black end manufacturing operations and would result in the closure of the entire facility. In connection with this closure, we recorded restructuring expense of $12 million and $34 million in the three and nine months ended September 30, 2017, respectively. We recorded $1 million and $8 million of accelerated depreciation on the remaining long-lived assets associated with this manufacturing facility during the three and nine months ended September 30, 2016, respectively. We expect to incur additional charges of approximately $45 million through the end of 2021.

In September 2017, we announced a plan to close our St. Louis and Easton manufacturing facilities.  As part of the program, we recorded restructuring expense of approximately $3 million for the three months ended September 30, 2017. We expect to incur $17 million of accelerated depreciation through the end of 2018.

11. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency. As of December 31, 2016, 2015 and 2014, accrued restructuring and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

		Other
	Workforce	restructuring
	reductions(1)	costs	Total(2)
Accrued liabilities as of January 1, 2014	$2	$—	$2
2014 charges	60	—	60
2014 payments	(4)	—	(4)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	1	—	1
Accrued liabilities as of December 31, 2014	59	—	59
2015 charges	90	21	111
2015 payments	(54)	(21)	(75)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	1	—	1
Foreign currency effect on liability balance	(6)	—	(6)
Accrued liabilities as of December 31, 2015	90	—	90
2016 charges	9	16	25
Distribution of prefunded restructuring costs	(36)	—	(36)
2016 payments	(42)	(16)	(58)
Foreign currency effect on liability balance	—	—	—
Accrued liabilities as of December 31, 2016	$21	$—	$21
(1)	The total workforce reduction reserves of $21 million relate to the termination of 323 positions, of which 323 positions had not been terminated as of December 31, 2016.
(2)	Accrued liabilities remaining at December 31, 2016 and 2015 by year of initiatives were as follows (dollars in millions):

	December 31,
	2016	2015
2014 initiatives and prior	$18	$77
2015 initiatives	3	13
Total	$21	$90

Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Titanium	Performance
	Dioxide	Additives	Total
Accrued liabilities as of January 1, 2014	$2	$—	$2
2014 charges	51	9	60
2014 payments	(4)	—	(4)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	—	1	1
Accrued liabilities as of December 31, 2014	49	10	59
2015 charges	75	36	111
2015 payments	(62)	(13)	(75)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	—	1	1
Foreign currency effect on liability balance	(5)	(1)	(6)
Accrued liabilities as of December 31, 2015	57	33	90
2016 charges	9	16	25
Distribution of prefunded restructuring costs	(23)	(13)	(36)
2016 payments	(29)	(29)	(58)
Foreign currency effect on liability balance	(2)	2	—
Accrued liabilities as of December 31, 2016	$12	$9	$21
Current portion of restructuring reserves	$5	$9	$14
Long-term portion of restructuring reserve	7	—	7

Details with respect to cash and noncash restructuring charges for the years ended December 31, 2016, 2015 and 2014 by initiative are provided below (dollars in millions):

Cash charges:
2016 charges	$25
Accelerated depreciation	9
Other non-cash charges	1
Total 2016 Restructuring, Impairment and Plant Closing Costs	$35

Cash charges:
2015 charges	$113
Pension-related charges	3
Accelerated depreciation	68
Other non-cash charges	36
Total 2015 Restructuring, Impairment and Plant Closing Costs	$220

Cash charges:
2014 charges	$60
Non-cash charges	—
Total 2014 Restructuring, Impairment and Plant Closing Costs	$60

2016 RESTRUCTURING ACTIVITIES

In December 2014, we announced a comprehensive restructuring program to improve the global competitiveness of our Titanium Dioxide and Performance Additives divisions. As part of the program, we are reducing our workforce by approximately 900 positions. In connection with this restructuring program, we recorded restructuring expense of $3 million in 2016.

In February 2015, we announced a plan to close the black end manufacturing operations and ancillary activities at our Calais, France site, which will reduce our TiO2 capacity by approximately 100,000 metric tons, or 11% of our global TiO2 capacity. In connection with this announcement, we recorded restructuring expense of $1 million in the first quarter of 2016. All expected charges have been incurred as of the end of 2016.

In March 2015, we announced plans to restructure our color pigments business, another step in our previously announced plan to significantly restructure our global Titanium Dioxide and Performance Additives divisions, and recorded restructuring expense of approximately $15 million in 2016.

In July 2016, we announced plans to close our Umbogintwini, South Africa TiO2 manufacturing facility. As part of the program, we recorded restructuring expense of approximately $6 million in 2016. Additionally, we recorded an impairment charge of $1 million during the second quarter of 2016. The majority of the long‑lived assets associated with this manufacturing facility were impaired in the fourth quarter of 2015.

In connection with planned restructuring activities, our Titanium Dioxide and Performance Additives divisions recorded accelerated depreciation as restructuring expense of $8 million during 2016.

2015 RESTRUCTURING ACTIVITIES

In December 2014, we announced a comprehensive restructuring program to improve the global competitiveness of our Titanium Dioxide and Performance Additives divisions. As part of the program, we are reducing our workforce by approximately 900 positions. In connection with this restructuring program, during 2015, we recorded charges of $61 million for workforce reductions, $3 million for pension related charges and $15 million in other restructuring costs associated with this initiative.

In February 2015, we announced a plan to close the black end manufacturing operations and ancillary activities at our Calais, France site, which will reduce our TiO2 capacity by approximately 100,000 metric tons, or 11%, of our global TiO2 capacity. In connection with this announcement, we began to accelerate depreciation on the affected assets and recorded accelerated depreciation in 2015 of $68 million as restructuring, impairment and plant closing costs. In addition, during 2015, we recorded charges of $30 million primarily for workforce reductions and non‑cash charges of $17 million.

In March 2015, we announced plans to restructure our color pigments business, another step in our previously announced plan to significantly restructure our global Titanium Dioxide and Performance Additives divisions, and recorded restructuring expense of approximately $4 million during 2015 primarily related to workforce reductions.

During the fourth quarter of 2015, in connection with our plans to shut down the TiO2 manufacturing facility in Umbogintwini, South Africa by the end of the fourth quarter of 2016, we determined that the South African asset group was impaired and recorded an impairment charge of $19 million.

2014 RESTRUCTURING ACTIVITIES

In December 2014, we announced a comprehensive restructuring program to improve the global competitiveness of our Titanium Dioxide and Performance Additives divisions. As part of the restructuring program we are reducing our workforce by approximately 900 positions. In connection with this restructuring program, we recorded restructuring expense of $57 million in the fourth quarter of 2014 related primarily to workforce reductions.